Off-balance-sheet exposures (Tables)	6 Months Ended
Jun. 30, 2023
Off-Balance-Sheet Exposures
Schedule of contingent commitments

	EUR million
	30-06-2023	31-12-2022
Loan commitments granted	283,903	274,075
Of which impaired	509	653
Financial guarantees granted	14,401	12,856
Of which impaired	538	521
Bank sureties	14,355	12,813
Credit derivatives sold	46	43
Other commitments granted	113,266	92,672
Of which impaired	607	608
Other granted guarantees	53,651	50,508
Other	59,615	42,164